Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2023			December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets (liabilities)
Fair value through profit or loss
Milestone Payments (note 9)	—	—	5.7	—	—	19.1
Esperanza silver stream held for sale	—	—	—	—	—	5.0
Gold derivatives not designated as hedging instruments[1]	—	(0.8)	—	—	0.1	—
Share purchase warrants (note 8)	—	(0.4)	—	—	—	—
Fair value through OCI
Equity securities	13.0	—	—	18.6	—	—
Currency derivatives designated as hedging instruments[1]	—	6.6	—	—	(4.3)	—
Fuel derivatives designated as hedging instruments[1]	—	(0.2)	—	—	—	—
	$13.0	$5.2	$5.7	$18.6	($4.2)	$24.1
1On a gross basis, total derivatives recognized as at December 31, 2023 consist of total assets of $6.6 million, which is included in other current assets and total liabilities of $1.0 million, included in accounts payable and accrued liabilities (note 10) (December 31, 2022 - total assets of nil and total liabilities of $4.2 million).

Disclosure of fair value measurement of liabilities

	December 31, 2023			December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets (liabilities)
Fair value through profit or loss
Milestone Payments (note 9)	—	—	5.7	—	—	19.1
Esperanza silver stream held for sale	—	—	—	—	—	5.0
Gold derivatives not designated as hedging instruments[1]	—	(0.8)	—	—	0.1	—
Share purchase warrants (note 8)	—	(0.4)	—	—	—	—
Fair value through OCI
Equity securities	13.0	—	—	18.6	—	—
Currency derivatives designated as hedging instruments[1]	—	6.6	—	—	(4.3)	—
Fuel derivatives designated as hedging instruments[1]	—	(0.2)	—	—	—	—
	$13.0	$5.2	$5.7	$18.6	($4.2)	$24.1
1On a gross basis, total derivatives recognized as at December 31, 2023 consist of total assets of $6.6 million, which is included in other current assets and total liabilities of $1.0 million, included in accounts payable and accrued liabilities (note 10) (December 31, 2022 - total assets of nil and total liabilities of $4.2 million).

Disclosure of detailed information about financial instruments
Disclosure of information about credit exposures designated as measured at fair value through profit or loss
The effective portion of the changes in fair value of the currency option and forward contracts for the years ended December 31, 2023 and 2022 recorded in accumulated other comprehensive (loss) income is:

	December 31, 2023	December 31, 2022
Balance, beginning of the period	($1.9)	$4.0
Change in value on currency instruments	18.1	(8.5)
Less: realized loss on CAD currency instruments	1.0	5.0
Less: realized gain on MXN currency instruments	(8.1)	(3.9)
Deferred income tax related to hedging instrument	(2.7)	1.5
	$6.4	($1.9)
The effective portion of the changes in fair value of the fuel option contracts for the years ended December 31, 2023 and 2022 recorded in accumulated other comprehensive (loss) income is:

	December 31, 2023	December 31, 2022
Balance, beginning of the period	$0.1	$0.4
Change in value on fuel contracts	(0.2)	2.5
Less: realized gain on fuel contracts	—	(2.9)
Deferred income tax related to fuel contracts	—	0.1
	($0.1)	$0.1

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2023:
Canadian dollar contracts:

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2024	Collars	504.0	1.33	1.39

Mexican Peso contracts:

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2024	Collars	330.0	18.14	20.53
2024	Forwards	125.0	17.77	17.77

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2023	December 31, 2022
Impact of a 10% change in foreign exchange rates
Canadian dollar	$10.0	$3.6
Mexican peso	1.3	0.3

Disclosure of credit risk exposure
The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Cash and cash equivalents	$25.0	$21.6	$12.4	$4.1
Equity securities	13.0	18.6	—	—
Amounts receivable	14.9	16.6	38.6	21.5
Other monetary (liabilities) assets	(16.8)	9.8	(6.6)	(0.8)
Accounts payable and accrued liabilities	(124.1)	(102.7)	(16.4)	(19.3)
Income taxes payable	(0.1)	—	(40.2)	(0.7)
Total exposure to currency risk	(88.1)	(36.1)	(12.2)	4.8
The Company's maximum exposure to credit risk is as follows:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$224.8	$129.8
Milestone Payments	5.7	19.1
Derivative assets	6.6	—
Other receivables	5.5	4.6
Total financial instrument exposure to credit risk	$242.6	$153.5

Schedule of Maturities of Debt
The following table shows the maturities of contractual commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Leases	0.5	0.6	—	—	1.1
Accounts payable and accrued liabilities	195.0	—	—	—	195.0
Decommissioning liabilities	12.6	31.5	51.4	69.7	165.2
Capital commitments	87.5	32.7	—	—	120.2
	$295.6	$64.8	$51.4	$69.7	$481.5